Pension Plans (Schedule Of Amounts Recognized On Consolidated Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liabilities	$ 391	$ 526
Int’l
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liabilities	373	507
United States
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liabilities	$ 18	$ 19